Consolidated Pretax Loss from Continuing Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
United States	$ (105,222)	$ (65,863)
Foreign	(80)	(2,494)
Total	$ (105,302)	$ (68,357)